10. COMMON STOCK (Details 3)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Black-Scholes valuation of stock options granted
Risk-free interest rate	0.00%	1.25%
Expected life of options (years)		4 years 3 months 18 days
Annualized volatility	0.00%	76.00%
Dividend rate	0.00%	0.00%